INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
Schedule of gross carrying amount and accumulated amortization of intangible assets

	December 31, 2011			December 31, 2010
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$363	$307	$56	$363	$286	$77
Licenses and other agreements	39	14	25	25	12	13
Non-compete agreements	2	2	-	2	2	-
Other intangibles	48	36	12	77	60	17

Total	$452	$359	$93	$467	$360	$107

Schedule of estimated future amortization expense for intangible assets

Year ending December 31
2012	$24
2013	20
2014	13
2015	5
2016	4